Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per share

	Three Months Ended March 31,
	2014	2013
Net income (loss) attributable to AK Steel Holding Corporation	$(86.1)	$(9.9)
Less: distributed earnings to common stockholders and holders of certain stock compensation awards	—	—
Undistributed earnings (loss)	$(86.1)	$(9.9)

Common stockholders earnings—basic and diluted:
Distributed earnings to common stockholders	$—	$—
Undistributed earnings (loss) to common stockholders	(85.8)	(9.8)
Common stockholders earnings (loss)—basic and diluted	$(85.8)	$(9.8)

Common shares outstanding (weighted-average shares in millions):
Common shares outstanding for basic earnings per share	136.1	135.7
Effect of exchangeable debt	—	—
Effect of dilutive stock-based compensation	—	—
Common shares outstanding for diluted earnings per share	136.1	135.7

Basic and diluted earnings per share:
Distributed earnings	$—	$—
Undistributed earnings (loss)	(0.63)	(0.07)
Basic and diluted earnings (loss) per share	$(0.63)	$(0.07)

Potentially issuable common shares (in millions) excluded from earnings per share calculation due to anti-dilutive effect	7.9	2.4

Reconciliation of the numerators and denominators for basic and diluted EPS computations is as follows:

	2013	2012	2011
Net income (loss) attributable to AK Steel Holding Corporation	$(46.8)	$(1,027.3)	$(155.6)
Less: distributed earnings to common stockholders and holders of certain stock compensation awards	—	11.0	22.0
Undistributed earnings (loss)	$(46.8)	$(1,038.3)	$(177.6)

Common stockholders earnings—basic and diluted:
Distributed earnings to common stockholders	$—	$11.0	$22.0
Undistributed earnings (loss) to common stockholders	(46.6)	(1,034.6)	(176.9)
Common stockholders earnings (loss)—basic and diluted	$(46.6)	$(1,023.6)	$(154.9)

Common shares outstanding (weighted-average shares in millions):
Common shares outstanding for basic earnings per share	135.8	113.0	109.8
Effect of exchangeable debt	—	—	—
Effect of dilutive stock-based compensation	—	—	—
Common shares outstanding for diluted earnings per share	135.8	113.0	109.8

Basic and diluted earnings per share:
Distributed earnings	$—	$0.10	$0.20
Undistributed earnings (loss)	(0.34)	(9.16)	(1.61)
Basic and diluted earnings (loss) per share	$(0.34)	$(9.06)	$(1.41)

Potentially issuable common shares (in millions) excluded from earnings per share calculation due to anti-dilutive effect	2.6	2.4	1.2